Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Timing Practices
With respect to Item 402(x) of Regulation S-K, the Company typically makes equity grants pursuant to our Non-Employee Director Compensation Policy and the LTIP during regularly scheduled board meetings or during periods when we are not in possession of material non-public information. Although we have not adopted a formal policy with respect to the timing of our equity award grants, including equity award grants to NEOs, the Talent and Compensation Committee typically grants LTIP awards on a regular annual schedule during the first calendar quarter of the year. During 2025, we did not grant stock options, SARs, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed any material non-public information. Pursuant to our Insider Trading Compliance Policy, neither the Company, nor executive officers, directors, or certain colleagues (as set forth in the Insider Trading Compliance Policy) may trade in any securities of the Company during the period beginning seven calendar days before the end of any fiscal quarter of the Company and ending one full trading day after the public release of earnings data for such quarter, whether or not the Company or its executive officers, directors, or applicable colleagues are in possession of material non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	During 2025, we did not grant stock options, SARs, or similar option-like instruments to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that disclosed any material non-public information. Pursuant to our Insider Trading Compliance Policy, neither the Company, nor executive officers, directors, or certain colleagues (as set forth in the Insider Trading Compliance Policy) may trade in any securities of the Company during the period beginning seven calendar days before the end of any fiscal quarter of the Company and ending one full trading day after the public release of earnings data for such quarter, whether or not the Company or its executive officers, directors, or applicable colleagues are in possession of material non-public information.